Leases - Disclosure of Reconciliation of Right-of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	€ 20,938	€ 30,530
Depreciation	(14,033)	(16,737)	€ (19,425)
Right-of-use assets, end of period	16,856	20,938	€ 30,530
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
New contracts	5,855	2,523
Modifications	969	1,017
Depreciation	(10,832)	(12,975)
Exchange differences	€ (74)	€ (157)